Commitments and Contingencies (Details) - USD ($)						3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 03, 2023	Feb. 01, 2023	Mar. 31, 2022	Jul. 31, 2019	Jul. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023
Commitments and contingencies [Line Items]
Liability amounted			$ 484,662					$ 219,392	$ 484,662	$ 405,949
Vehicles purchased				$ 434,989				440,703	476,773
Service tax liability amount					$ 4,504,751			4,504,751	4,873,457
received demand notice						$ 34,631	$ 34,182
Goods and service tax input			487,348			$ 450,477	$ 444,637	450,477
Bookings in progress								5,115		9,341
Purchase shares (in Shares)	100,000	100,000
Contingencies [Member]
Commitments and contingencies [Line Items]
Liability amounted			$ 5,315,190					$ 4,639,473	$ 5,315,190	$ 4,562,885
Service [Member]
Commitments and contingencies [Line Items]
Service tax liability amount					$ 4,446,347